Note 12 - Digital Assets Held	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of digital assets held [text block]

12  Digital assets held

The tables below present the movement of Digital assets held - inventories and Digital assets held - intangible assets for the year ended  December 31, 2025 and 2024 (in thousands).

	Digital		Digital
	assets held - inventories		assets held - intangible assets
	2025	2024	2025	2024
As of January 1,	$573,876	$1,289,346	$1,878,268	$—
Reclassification of digital assets from inventories to intangible assets	—	(928,690)	—	928,690
Reclassification of digital assets to financial assets	(2,154)	(3,709)	—	(3)
Additions	244,587,454	250,218,679	103,538,787	5,606,967
Disposals	(244,811,387)	(250,201,282)	(103,216,831)	(5,554,454)
Loan and other receivables made, net(i)	876	(1,724)	(193,907)	(76,483)
Net settlement of Investments in financial assets	—	—	(381,447)	(22,187)
Revaluation	(142,487)	201,256	409,644	1,020,339
Impairment losses	—	—	(497,443)	(24,601)
As of December 31,	$206,178	$573,876	$1,537,071	$1,878,268

(i)

The net repayment or proceeds from Loan and other receivables made/(returned), net, accounts for the net amount of collateral pledged or returned, excluding the repayment of interest income recognized during the period. The receipt of interest is recorded under Additions.

BULLISH

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12  Digital assets held—(continued)

The tables below present the movement of Digital assets held - financial assets for the year ended  December 31, 2025 and 2024 (in thousands):

	Digital
	assets held - financial assets
	2025	2024
As of January 1,	$132,649	$253,663
Reclassification of digital assets to financial assets	2,154	3,712
Additions/(disposals), net	2,908,689	(60,877)
Proceeds from issuance of Ordinary shares	1,150,000	—
Loan and other receivables made, net(i)	(3,138,839)	(26,810)
Net settlement of Investments in financial assets	6,086	(8,598)
Net settlement of perpetual contracts	(12,764)	(29,603)
Revaluation	(10,060)	1,162
As of December 31,	$1,037,915	$132,649

(i)

The net repayment or proceeds from Loan and other receivables accounts for the net amount of collateral pledged or returned, excluding the repayment of interest income recognized during the period. The receipt of interest is recorded under Additions/(disposals), net.

The table below presents the breakdown of Digital assets held - financial assets by venue (in thousands):

	December 31,	December 31,
	2025	2024
Digital financial assets held on the Exchange wallets	$84,993	$67,514
Digital financial assets held on the non-Exchange wallets	952,922	65,135
Total Digital assets held - financial assets	$1,037,915	$132,649

BULLISH

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12  Digital assets held—(continued)

The table below presents the implied units and carrying amount of digital assets, denominated in units and US dollars, for Digital assets held - inventories, Digital assets - intangible assets, and Digital assets - financial assets (in thousands):

	December 31,		December 31,
	2025		2024
	Units	Fair Value	Units	Fair Value
BTC(i)	18.03	$1,598,225	22.70	$2,143,529
ETH(i)	12.52	37,410	61.65	208,862
Stablecoins(ii)		1,056,666		206,551
Others(iii)		88,863		25,851
Total Digital assets held - inventories, intangible assets, and financial assets		$2,781,164		$2,584,793

(i)	BTC and ETH balances presented include tokens that are wrapped such as cbBTC (8,177 units valued at $725.8 million as of December 31, 2025 and none as of December 31, 2024), wBTC (227 units valued at $20.1 million as of December 31, 2025, 247.9 units valued at $23.4 million as of December 31, 2024) and weETH (160.6 units valued at $0.5 million as of December 31, 2025, 48.1 units valued at $0.2 million as of December 31, 2024).

(ii)	Stablecoins are a digital asset intended to maintain a stable value by tracking a reference asset, such as USD, typically on a one-to-one basis. As of December 31, 2025 individual assets that comprise greater than 5% of the balance include USDC ($464.9 million), USDG ($204.3 million), and PYUSD ($161.1 million). As of December 31, 2024, individual assets that comprise greater than 5% of the balance include USDC ($127.9 million), SUSDE ($51.3 million), and USDT ($19.7 million). No other stablecoins represent greater than 5% of the total balance.

(iii)	Any digital asset that individually represents less than 5% of the digital asset balance presented is grouped together as Others.